Derivatives - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Government securities - abroad [member]
Disclosure of Financial Assets [Line Items]
Total value of margins pledged in guarantee	R$ 11,011	R$ 18,000